GOODWILL - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 29,745	$ 27,922
Goodwill, Beginning Balance	29,745	27,922
Effect of exchange rate changes on goodwill	695	1,823
Goodwill, ending balance	30,440	29,745
Goodwill, Ending Balance	30,440	29,745
Ador
Goodwill [Roll Forward]
Goodwill, beginning balance	690	690
Goodwill, Beginning Balance	690	690
Goodwill, ending balance	690	690
Goodwill, Ending Balance	690	690
Ezbuy
Goodwill [Roll Forward]
Goodwill, beginning balance	29,055	27,232
Goodwill, Beginning Balance	29,055	27,232
Effect of exchange rate changes on goodwill	695	1,823
Goodwill, ending balance	29,750	29,055
Goodwill, Ending Balance	$ 29,750	$ 29,055